Cash Generated from Operations - Schedule of Significant Transactions not Affecting Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,703,662	₩ 3,046,361	₩ 1,731,998
Reclassification of construction-in-progress to property and equipment	2,308,129	2,324,080	3,123,611
Reclassification of accounts payable from property and equipment	(145,484)	245,099	(293,448)
Reclassification of accounts payable from intangible assets	(277,195)	(291,574)	(276,491)
Reclassification of payable from defined benefit liabilities	(122,024)	64,103	26,246
Reclassification of payable from plan assets	116,136	(64,281)	(24,821)
Increase in financial assets due to stock exchange	₩ 0	₩ 52,841	₩ 0